RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	May 31, 2026	Feb. 28, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

10. RELATED PARTY TRANSACTIONS

For both the three months ended May 31, 2026, and May 31, 2025, the Company had repayments of net advances of $129,687 and $0, respectively. At May 31, 2026, the loan payable-related party was $331,946 and $461,633 at February 28, 2026. Included in the balance due to the related party at May 31, 2026, is $255,414 of deferred salary and interest, $157,513 of which bears interest at 12%. As of February 28, 2026, included in the balance due to the related party is $285,638 of deferred salary all of which bears interest at 12%. The accrued interest included in the loan at May 31, 2026, and February 28, 2026, was $84,956, and $79,268, respectively.

During the three months ended May 31, 2026, the Company paid out gross payments to the CEO of $71,105 offset by a bonus accrual of $250,000, which yields a net change of $178,895 relating to deferred compensation for CEO. This was all in accordance with a December 2023 board action allowing for $1 million of annual discretionary compensation as well as a February 28, 2026, board action which provided an additional $1.5 million in compensation. During the three months ended May 31, 2025, the Company paid out gross payments to the CEO of $1,496,687 offset by a bonus accrual of $250,000, which yielded a net change of $1,246,687 relating to deferred compensation for CEO. The balance of deferred compensation for CEO was $1,990,751 and $1,811,856 at May 31, 2026, and February 28, 2026, respectively

For the three months ended May 31, 2026, the Company accrued $0 (three months ended May 31, 2025-$0) of incentive compensation plan payable to the CEO. This will be payable in Series G Preferred Shares, which are redeemable at the Company’s option at $1,000 per share. On May 31, 2026, and February 28, 2026, there was $5,500,000 and $5,500,000 incentive compensation payable.

During the three months ended May 31, 2026, and 2025, the Company was charged $390,130 and $736,875, respectively for fees for research and development from a company partially owned by a principal shareholder. The principal shareholder received no compensation from this partially owned research and development company, and the fees were spent on core development projects. As at May 31, 2026, and February 28, 2026, the balance due to this company was $76,532 and $160,557, respectively.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

9. RELATED PARTY TRANSACTIONS

For the years ended February 28, 2026, and February 28, 2025, the Company had net (advances) repayments of ($132,268) and ($71,927), respectively, to its loan payable-related party. At February 28, 2026, the loan payable-related party was $461,633 and $329,365 at February 28, 2025. As of February 28, 2026, included in the balance due to the related party is $285,638 of deferred salary all of which bears interest at 12%. As of February 28, 2025, included in the balance due to the related party is $190,013 of deferred salary all of which bears interest at 12%. The accrued interest included at February 28, 2026, was $79,268 (February 28, 2025- $51,575).

During the year ended February 28, 2026, the Company a net repayment of $390,744 in deferred compensation for the CEO. This would bring his annual bonus for the year ended February 28, 2026, to $1.0 million. For the fiscal year ended February 28, 2025, the Company paid out $1,390,744 to the CEO. During the year ended February 28, 2025, the Company a net accrual of $1,663,833 in deferred compensation for the CEO. This would bring his annual bonus for the year ended February 28, 2025, to $2.5 million. For the fiscal year ended February 28, 2025, the Company paid out $836,167 to the CEO. This was all in accordance with a December 2023 board action allowing for $1 million of discretionary compensation.

During the years ended February 28, 2026, and February 28, 2025, the Company accrued 1,500 Series G shares to be issued totaling $1,500,000 and 1,500 Series G preferred shares to be issued totaling $1,500,000, respectively, both per Company resolution. The Series G preferred shares are redeemable at $1,000 per share and will be issued by the Company at the appropriate time. The balance of Incentive Compensation Plan Payable at February 28, 2026, was $5,500,000 and the balance February 28, 2025, was $4,000,000.

During the years ended February 28, 2026, and February 28, 2025, the Company was charged $2,576,111 and $2,541,180, respectively in consulting fees for research and development to a company partially owned by a principal shareholder included in research and development expenses. The principal shareholder received no compensation from this partially owned research and development company and the fees were spent on core development projects. As at February 28, 2026, and February 28, 2025, the balance due to this company was $160,557 and $76,532, respectively.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS